Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 0	$ 383,010	$ (341,697)	$ 41,313
Balance (in shares) at Dec. 31, 2017	2,465,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation	$ 0	931	0	931
Stock based compensation (in shares)	84,000
Net loss	$ 0	0	(12,309)	(12,309)
Balance at Jun. 30, 2018	$ 0	383,941	(355,307)	28,634
Balance (in shares) at Jun. 30, 2018	2,549,289
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of revenue recognition accounting policy adjustment | ASU 2014-09 [Member]	$ 0	0	(1,301)	(1,301)
Balance at Dec. 31, 2018	$ 0	385,846	(364,543)	21,303
Balance (in shares) at Dec. 31, 2018	2,666,184
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock and warrants (Note 11)	$ 2	18,710	0	18,712
Issuance of common stock and warrants (in shares)	15,633,498
Related parties liabilities released (Note 4)	$ 0	96	0	96
Stock based compensation	$ 0	964	0	964
Stock based compensation (in shares)	144,000
Net loss	$ 0	0	(15,543)	(15,543)
Balance at Jun. 30, 2019	$ 2	$ 405,616	$ (380,086)	$ 25,532
Balance (in shares) at Jun. 30, 2019	18,443,682